Employee Benefits and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets	Table 21.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on the consolidated balance sheet. Changes in the benefit obligation for the qualified plans were driven by the amounts of benefits paid and changes in the actuarial loss (gain) amounts, which primarily reflected changes in the discount rates at December 31, 2021 and 2020, respectively.Table 21.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2021			December 31, 2020
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$11,956	556	491	11,116	572	525
Service cost	17	—	—	14	—	—
Interest cost	296	12	11	325	16	16
Plan participants’ contributions	—	—	40	—	—	43
Actuarial loss (gain)	(414)	(18)	(34)	1,205	25	(15)
Benefits paid	(818)	(49)	(69)	(706)	(57)	(78)
Settlements, Curtailments, and Amendments	(2)	—	—	(1)	—	—
Foreign exchange impact	(3)	—	—	3	—	—
Benefit obligation at end of year	11,032	501	439	11,956	556	491

Change in plan assets:
Fair value of plan assets at beginning of year	12,061	—	549	10,763	—	540
Actual return on plan assets	324	—	25	1,291	—	38
Employer contribution	15	49	5	712	57	6
Plan participants’ contributions	—	—	40	—	—	43
Benefits paid	(818)	(49)	(69)	(706)	(57)	(78)
Settlement	—	—	—	(1)	—	—
Foreign exchange impact	(1)	—	—	2	—	—
Fair value of plan assets at end of year	11,581	—	550	12,061	—	549
Funded status at end of year	$549	(501)	111	105	(556)	58
Amounts recognized on the consolidated balance sheet at end of year:
Assets	$620	—	133	181	—	84
Liabilities	(71)	(501)	(22)	(76)	(556)	(26)

Plans with Benefit Obligations in Excess of Plan Assets
Table 21.2 provides information for pension and postretirement plans with benefit obligations in excess of plan assets.
Table 21.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2021		December 31, 2020
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$664	N/A	715	N/A
Accumulated benefit obligation	631	22	684	26
Fair value of plan assets	91	—	82	—

Net Periodic Benefit Cost and Other Comprehensive Income
Table 21.3 presents the components of net periodic benefit cost and other comprehensive income (OCI). Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on the consolidated statement of income.

Table 21.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2021			December 31, 2020			December 31, 2019
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$17	—	—	14	—	—	11	—	—
Interest cost	296	12	11	325	16	16	419	22	23
Expected return on plan assets	(598)	—	(19)	(603)	—	(21)	(567)	—	(28)
Amortization of net actuarial loss (gain)	140	15	(20)	157	14	(19)	148	10	(17)
Amortization of prior service credit	—	—	(10)	—	—	(10)	—	—	(10)
Settlement loss	134	2	—	121	3	—	—	2	—
Net periodic benefit cost	(11)	29	(38)	14	33	(34)	11	34	(32)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(142)	(18)	(40)	517	25	(32)	38	49	(47)
Amortization of net actuarial gain (loss)	(140)	(15)	20	(157)	(14)	19	(148)	(10)	17
Amortization of prior service credit	—	—	10	—	—	10	—	—	10
Settlement	(134)	(2)	—	(121)	(3)	—	—	(2)	—
Total recognized in other comprehensive income	(416)	(35)	(10)	239	8	(3)	(110)	37	(20)
Total recognized in net periodic benefit cost and other comprehensive income	$(427)	(6)	(48)	253	41	(37)	(99)	71	(52)

Benefits Recognized in Cumulative OCI
Table 21.4 provides the amounts recognized in cumulative OCI (pre-tax).

Table 21.4: Benefits Recognized in Cumulative OCI

	December 31, 2021			December 31, 2020
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$3,049	159	(390)	3,465	194	(370)
Net prior service cost (credit)	1	—	(126)	1	—	(136)
Total	$3,050	159	(516)	3,466	194	(506)

Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation and to Determine Net Periodic Benefit Cost	Table 21.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.
Table 21.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2021			December 31, 2020
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	2.85%	2.60	2.71	2.46	2.15	2.31
Interest crediting rate	2.69	1.25	N/A	2.66	0.87	N/A

Table 21.6 presents the weighted-average assumptions used to determine the net periodic benefit cost, including the impact of interim re-measurements as applicable.

Table 21.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2021			December 31, 2020			December 31, 2019
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	2.63%	2.32	2.31	2.95	3.12	3.10	4.30	4.10	4.24
Interest crediting rate	2.68	1.08	N/A	2.68	1.46	N/A	3.22	2.05	N/A
Expected return on plan assets	5.17	N/A	3.50	5.74	N/A	4.00	6.24	N/A	5.75

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 21.7.

Table 21.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Year ended December 31,
2022	$859	44	38
2023	734	42	36
2024	690	41	34
2025	696	39	33
2026	694	38	31
2027-2031	3,284	161	135

Pension and Other Benefit Plan Assets	Table 21.8 presents the classification of the fair value of the pension plan and other benefit plan assets in the fair value hierarchy. See Note 17 (Fair Values of Assets and Liabilities) for a description of the fair value hierarchy.
Table 21.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2021
Cash and cash equivalents	$2	242	—	244	40	143	—	183
Long duration fixed income (1)	1,562	6,827	1	8,390	—	—	—	—
Intermediate (core) fixed income (2)	—	429	—	429	—	193	—	193
High-yield fixed income	—	134	—	134	—	—	—	—
International fixed income	—	83	—	83	—	—	—	—
Domestic large-cap stocks (3)	378	57	—	435	11	67	—	78
Domestic mid-cap stocks	104	60	—	164	—	20	—	20
Domestic small-cap stocks	94	6	—	100	—	11	—	11
Global stocks (4)	—	204	—	204	—	—	—	—
International stocks (5)	139	216	—	355	11	24	—	35
Emerging market stocks	30	96	—	126	—	—	—	—
Real estate	87	28	1	116	—	—	—	—
Hedge funds/absolute return	—	54	—	54	—	—	—	—
Other	111	45	9	165	6	—	24	30
Plan investments – excluding investments at NAV	$2,507	8,481	11	10,999	68	458	24	550
Investments at NAV (6)				533				—
Net receivables				49				—
Total plan assets				$11,581				550
December 31, 2020
Cash and cash equivalents	$68	154	—	222	46	145	—	191
Long duration fixed income (1)	1,032	6,092	—	7,124	—	—	—	—
Intermediate (core) fixed income (2)	—	333	—	333	—	186	—	186
High-yield fixed income	—	232	—	232	—	—	—	—
International fixed income	—	136	—	136	—	—	—	—
Domestic large-cap stocks (3)	647	242	—	889	—	74	—	74
Domestic mid-cap stocks	216	121	—	337	—	20	—	20
Domestic small-cap stocks	212	10	—	222	—	12	—	12
Global stocks (4)	—	417	—	417	—	—	—	—
International stocks (5)	260	440	1	701	12	25	—	37
Emerging market stocks	51	216	—	267	—	—	—	—
Real estate	133	44	2	179	—	—	—	—
Hedge funds/absolute return	73	77	—	150	—	—	—	—
Other	174	65	9	248	5	—	24	29
Plan investments – excluding investments at NAV	$2,866	8,579	12	11,457	63	462	24	549
Investments at NAV (6)				572				—
Net receivables				32				—
Total plan assets				$12,061				549
(1)This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 11 years and 12 years for December 31, 2021 and 2020 , respectively, and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.
(2)This category includes assets that are intermediate duration, investment grade bonds held in investment strategies benchmarked to the Bloomberg U.S. Aggregate Bond Index or comparable index, including U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.
(3)This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across eight unique investment strategies with no single investment manager strategy representing more than 2.0% of total plan assets in both years.
(4)This category consists of four and five unique investment strategies for December 31, 2021 and 2020, respectively, providing exposure to broadly diversified, global equity investments with no single strategy representing more than 1.0% and 1.5% of total Plan assets for December 31, 2021 and 2020, respectively.
(5)This category includes assets diversified across five unique investment strategies providing exposure to companies in developed market, non-U.S. countries with no single strategy representing more than 1.5% of total plan assets in both years.
(6)Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value Level 3 Pension and Other Benefit Plan Assets
Table 21.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 21.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses) (1)	Purchases, sales and settlements (net)	Transfer into/(out of) Level 3	Balance end of year
(in millions)
Year ended December 31, 2021
Pension plan assets	$12	6	(8)	1	11
Other benefits plan assets	24	—	—	—	24
Year ended December 31, 2020
Pension plan assets	16	(1)	(4)	1	12
Other benefits plan assets	24	—	—	—	24
(1)Represents unrealized and realized gains (losses).